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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-02735
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                                Elfun Tax-Exempt Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


ELFUN TAX-EXEMPT INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                    AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.1%
------------------------------------------------------------------------------------------------------------------------

ALABAMA - 1.4%
Alabama Public School & College
Authority (Series D)
5.75%                                                   08/01/13                $          5,000      $     5,483
Alabama Water Pollution Control
Authority (Series A) (AMBAC Insured)
4.75%                                                   08/15/21                           5,000            5,062  (f)
City of Birmingham AL
5.25%                                                   05/01/17                           3,395            3,704
City of Birmingham AL (Series B)
5.25%                                                   06/01/24                           2,240            2,365
Montgomery BMC Special Care
Facilities Financing Authority
(Series A) (MBIA Insured)
4.58%                                                   11/15/20                           8,375            7,826  (f)
                                                                                                           24,440

ALASKA - 0.2%
City of Anchorage AK (MBIA Insured)
6.50%                                                   12/01/10                           2,825            3,236  (f)

ARIZONA - 2.7%
Arizona State Transportation Board
(Series A)
6.00%                                                   07/01/08                           5,000            5,380
Arizona State University (FSA
Insured)
5.25%                                                   07/01/15                           5,000            5,497  (f)
City of Scottsdale AZ
5.00%                                                   07/01/24                           5,000            5,324  (e)
Maricopa County Industrial
Development Authority
5.50%                                                   07/01/26                           7,500            7,942
Maricopa County Stadium District
(AMBAC Insured)
5.38%                                                   06/01/16                           2,145            2,359  (f)
Northern Arizona University (FGIC
Insured)
5.50%                                                   06/01/34                           2,000            2,179  (f)
Phoenix Civic Improvement Corp.
(FGIC Insured)
5.50%                                                   07/01/23 - 07/01/24                7,260            8,453  (f)
Salt River Project Agricultural
Improvement & Power District (Series A)
5.00%                                                   01/01/35                           9,000            9,479
                                                                                                           46,613

CALIFORNIA - 6.4%
Acalanes Union High School District
(FGIC Insured)
4.13%                                                   08/01/21                           5,815            2,736  (b,f)
California State Public Works Board
(Series D)
5.00%                                                   05/01/30                           7,500            7,830
California Statewide Communities
Development Authority
5.00%                                                   07/01/27                          11,500           11,903
5.25%                                                   07/01/35                           5,000            5,161
Desert Community College District
(Series A) (MBIA Insured)
5.00%                                                   08/01/29                          11,300           12,459  (e,f)
Marin Community College District
(Series A) (MBIA Insured)
5.00%                                                   08/01/27 - 08/01/28               11,340           11,969  (f)
Port of Oakland (Series M) (FGIC
Insured)
5.25%                                                   11/01/16 - 11/01/17               14,300           15,647  (f)
Sacramento City Financing Authority
(AMBAC Insured)
5.38%                                                   11/01/14                          12,725           14,071  (f)
Sacramento County Sanitation
District (Series A)
5.88%                                                   12/01/27                          13,475           13,676
San Diego Unified School District
(Series E) (FSA Insured)
5.25%                                                   07/01/17 - 07/01/19                8,795            9,764  (f)
University of California (Series A)
(AMBAC Insured)
5.00%                                                   05/15/34                           6,000            6,250  (f)
                                                                                                          111,466

COLORADO - 2.2%
City of Colorado Springs CO (Series
A) (MBIA Insured)
5.38%                                                   11/15/26                          10,000           10,407  (f)
Colorado Health Facilities Authority
5.00%                                                   03/01/25                           5,000            5,063
Colorado Water Resources & Power
Development Authority (Series A)
5.25%                                                   09/01/17 - 09/01/18                5,880            6,380
County of Adams CO (MBIA Insured)
5.25%                                                   08/01/19                           7,130            7,751  (f)
E-470 Public Highway Authority
(Series A) (MBIA Insured)
5.00%                                                   09/01/26                           4,280            4,432  (f)
5.75%                                                   09/01/35                           4,000            4,437  (f)
                                                                                                           38,470

CONNECTICUT - 5.9%
City of Stamford CT
5.25%                                                   07/15/11                           3,450            3,635
5.25%                                                   07/15/11                           2,670            2,825  (e)
City of Stamford CT (Series A)
4.60%                                                   08/01/14                           2,235            2,328  (e)
4.70%                                                   08/01/15                           1,635            1,707  (e)
Connecticut Resources Recovery
Authority (Series A) (MBIA Insured)
5.50%                                                   11/15/12                           3,865            4,044  (f)
Connecticut State Clean Water Fund
4.88%                                                   09/01/19                           5,335            5,718  (e)
Connecticut State Health &
Educational Facility Authority (Series A)
(MBIA Insured)
5.13%                                                   11/01/12                           1,495            1,527  (e,f)
Connecticut State Health &
Educational Facility Authority (Series Y)
5.00%                                                   07/01/35                           8,000            8,448
Mashantucket Western Pequot Tribe CT
(Series B)
5.70%                                                   09/01/12                           2,500            2,636  (a)
5.75%                                                   09/01/18                           9,500            9,960  (a)
South Central Regional Water
Authority Water System Revenue (MBIA
Insured)
5.00%                                                   08/01/27                           6,755            7,139  (f)
South Central Regional Water
Authority Water System Revenue (Series A)
(MBIA Insured)
5.00%                                                   08/01/33                           5,000            5,237  (f)
State of Connecticut (MBIA Insured)
6.00%                                                   10/01/09                           5,250            5,796  (f)
State of Connecticut (Series A)
5.25%                                                   03/15/14                           3,175            3,368
State of Connecticut (Series B)
5.25%                                                   11/01/05 - 11/01/07               15,890           16,322
State of Connecticut (Series C)
5.25%                                                   10/15/13                           1,250            1,337  (e)
State of Connecticut (Series D)
5.50%                                                   12/01/07 - 12/01/08               19,665           20,721
5.50%                                                   12/01/07                              75               79  (d)
5.50%                                                   12/01/08                             200              212  (e)
                                                                                                          103,039

DELAWARE - 0.3%
State of Delaware
5.25%                                                   04/01/13 - 04/01/14                4,545            4,924  (e)

DISTRICT OF COLUMBIA - 1.3%
District of Columbia (MBIA Insured)
5.75%                                                   09/15/20                           5,000            5,468  (f)
District of Columbia (Series A)
(MBIA Insured)
5.25%                                                   06/01/27                           1,335            1,423  (e,f)
5.25%                                                   06/01/27                           8,665            9,078  (f)
District of Columbia (Series B) (FSA
Insured)
5.25%                                                   06/01/26                           6,900            7,245  (f)
                                                                                                           23,214

FLORIDA - 2.7%
Florida State Board Education
(Series B)
5.38%                                                   06/01/16                          10,000           11,058
Florida State Board of Education
(Series D)
4.50%                                                   06/01/21                           5,000            5,055
Highlands County Health Facilities
Authority (Series D)
5.00%                                                   11/15/35                           3,750            3,827
Hillsborough County Industrial
Development Authority (Series A)
5.00%                                                   10/01/18                           5,000            5,166
5.25%                                                   10/01/24                           5,500            5,737
Hillsborough County Industrial
Development Authority (Series B)
5.25%                                                   10/01/15                           5,130            5,453
Jacksonville Electric Authority
5.25%                                                   10/01/20                           3,000            3,007
North Broward Hospital District
5.70%                                                   01/15/16                           1,915            2,058
South Miami Health Facilities
Authority
5.25%                                                   11/15/33                           6,380            6,631
                                                                                                           47,992

GEORGIA - 5.4%
City of Atlanta GA (FSA Insured)
5.75%                                                   11/01/26 - 11/01/27               15,460           18,588  (f)
City of Atlanta GA (Series B) (FSA
Insured)
5.25%                                                   01/01/33                           4,000            4,259  (f)
City of Augusta GA (FSA Insured)
5.25%                                                   10/01/34                           9,000            9,694  (f)
County of Fulton GA (FGIC Insured)
5.00%                                                   01/01/30                           5,000            5,230  (f)
5.25%                                                   01/01/35                          10,500           11,260  (f)
De Kalb County GA
5.00%                                                   10/01/28                           6,500            6,761
Fayette County School District (FSA
Insured)
4.69%                                                   03/01/22                           2,520            2,016  (b,f)
4.73%                                                   03/01/23                           2,290            1,829  (b,f)
Henry County Hospital Authority
(MBIA Insured)
5.00%                                                   07/01/24                           1,865            1,978  (f)
Marietta Development Authority
5.00%                                                   09/15/29                           2,365            2,451
Metropolitan Atlanta Rapid Transit
Authority (FGIC Insured)
5.00%                                                   07/01/20                          10,000           11,034  (f)
Private Colleges & Universities
Authority
5.25%                                                   06/01/18 - 06/01/20                5,250            5,675
Private Colleges & Universities
Authority (Series A)
6.00%                                                   06/01/21                           2,410            2,584
Private Colleges & Universities
Facilities Authority (MBIA Insured)
6.50%                                                   11/01/15                           4,010            4,779  (d,f)
State of Georgia (Series C)
6.50%                                                   04/01/08                           2,805            3,037
6.50%                                                   04/01/08                              15               16  (d)
State of Georgia (Series D)
6.50%                                                   08/01/08                           2,500            2,731
                                                                                                           93,922

HAWAII - 1.8%
City & County of Honolulu HI (Series A)
6.00%                                                   01/01/12                           1,265            1,432
6.00%                                                   01/01/12                             735              838  (d)
State of Hawaii (FSA Insured)
5.25%                                                   07/01/16                           1,330            1,467  (e,f)
5.25%                                                   07/01/16                           8,670            9,416  (f)
5.75%                                                   02/01/14                           6,500            7,427  (f)
State of Hawaii (Series B) (FSA
Insured)
5.25%                                                   07/01/20 - 07/01/21                9,425           10,626  (f)
                                                                                                           31,206

ILLINOIS - 3.4%
County of Cook IL (Series C) (AMBAC
Insured)
5.50%                                                   11/15/26                          10,000           10,901  (f)
Illinois Educational Facilities
Authority (Series A) (AMBAC Insured)
5.70%                                                   07/01/24                          10,000           10,585  (f)
Illinois Finance Authority (Series A)
5.50%                                                   08/15/43                           5,000            5,381
Illinois Health Facilities Authority
6.13%                                                   11/15/22                           3,500            3,960  (e)
Metropolitan Pier & Exposition
Authority
6.50%                                                   06/15/27                             305              307
Metropolitan Pier & Exposition
Authority (AMBAC Insured)
5.38%                                                   06/01/14                          15,000           15,651  (f)
Metropolitan Pier & Exposition
Authority (MBIA Insured)
4.49%                                                   06/15/19                           4,000            3,112  (b,f)
University of Illinois (Series B)
(FGIC Insured)
5.25%                                                   04/01/32                           8,500            8,862  (f)
                                                                                                           58,759

INDIANA - 1.8%
Indiana Health Facility Financing
Authority (Series A) (AMBAC Insured)
5.38%                                                   03/01/34                           5,500            5,877  (f)
Indiana Transportation Finance
Authority
5.50%                                                   12/01/20                           5,000            5,502  (e)
Indiana Transportation Finance
Authority (Series A) (AMBAC Insured)
5.00%                                                   11/01/12 - 11/01/16               16,555           17,251  (e,f)
Indianapolis Local Public
Improvement Bond Bank (Series A)
6.00%                                                   01/01/15                           2,425            2,688
                                                                                                           31,318

IOWA - 0.3%
Iowa Finance Authority (Series V)
5.25%                                                   08/15/12 - 08/15/14                2,105            2,181  (d)
5.38%                                                   08/15/17                           2,460            2,538  (d)
                                                                                                            4,719

KANSAS - 0.2%
University of Kansas Hospital
Authority
5.63%                                                   09/01/32                           4,150            4,445

KENTUCKY - 0.3%
University Of Kentucky (Series Q)
(FGIC Insured)
5.25%                                                   05/01/20                           4,545            4,930  (e,f)

LOUISIANA - 1.1%
Louisiana Public Facilities
Authority (MBIA Insured)
5.25%                                                   07/01/33                          10,925           11,551  (f)
Louisiana Public Facilities
Authority (Series A) (MBIA Insured)
5.38%                                                   05/15/16                           7,870            8,549  (f)
                                                                                                           20,100

MAINE - 0.9%
Maine Health & Higher Educational
Facilities Authority (Series C)
5.13%                                                   07/01/31                           5,000            5,228
Maine Health & Higher Educational
Facilities Authority (Series D) (FSA
Insured)
5.50%                                                   07/01/23                             470              481  (f)
Maine Municipal Bond Bank (Series B)
5.50%                                                   11/01/21                           3,325            3,618
Maine Municipal Bond Bank (Series C)
(FSA Insured)
5.35%                                                   11/01/18                           5,310            5,714  (e,f)
                                                                                                           15,041

MARYLAND - 3.1%
County of Prince Georges MD (Series A)
5.00%                                                   10/01/22                           6,820            7,287
Maryland State Health & Higher
Educational Facilities Authority
5.13%                                                   11/15/34                           7,200            7,553
State of Maryland
5.00%                                                   10/15/11                           3,500            3,644  (e)
5.50%                                                   08/01/17                          21,000           24,330
University System of Maryland
(Series A)
5.25%                                                   04/01/17                          10,035           10,907
                                                                                                           53,721

MASSACHUSETTS - 4.6%
Commonwealth of Massachusetts
(Series B)
5.50%                                                   11/01/08                          18,035           19,250
Massachusetts Bay Transportation
Authority (Series A) (MBIA Insured)
4.75%                                                   03/01/16                           4,500            4,637  (f)
Massachusetts State Turnpike
Authority (Series B) (MBIA Insured)
5.13%                                                   01/01/23 - 01/01/37               20,500           21,135  (f)
Massachusetts State Water Pollution
Abatement (Series 6)
5.63%                                                   08/01/18                             115              126
5.63%                                                   08/01/18                           6,885            7,658  (e)
Massachusetts State Water Resources
Authority (Series A)
6.50%                                                   07/15/08 - 07/15/19               23,370           27,195
                                                                                                           80,001

MICHIGAN - 2.6%
Detroit MI (Series A) (FSA Insured)
5.25%                                                   07/01/21 - 07/01/22                4,545            5,136  (f)
Detroit MI (Series A) (MBIA Insured)
5.00%                                                   01/01/27                           7,145            7,381  (f)
5.00%                                                   07/01/27                           1,230            1,284  (e,f)
Grand Rapids MI (FGIC Insured)
5.25%                                                   01/01/17                           3,000            3,211  (f)
Hartland Consolidated School
District (FGIC Insured)
5.13%                                                   05/01/22                           5,000            5,067  (e,f)
Kent Hospital Finance Authority
(Series A)
5.25%                                                   07/01/30                           6,845            6,975
Michigan Municipal Bond Authority
5.25%                                                   10/01/17                           6,465            7,044
Michigan State Hospital Finance
Authority
5.38%                                                   12/01/30                           2,000            2,106
Michigan State Trunk Line (Series A)
(MBIA Insured)
5.00%                                                   11/01/26                           4,000            4,165  (f)
Muskegon Heights Public Schools
(MBIA Insured)
5.00%                                                   05/01/24                           2,650            2,764  (f)
                                                                                                           45,133

MINNESOTA - 1.4%
City of Maple Grove MN
5.00%                                                   09/01/35                           2,000            2,044
City of Minneapolis MN (Series D)
(AMBAC Insured)
5.00%                                                   11/15/34                           7,495            7,846  (f)
Minneapolis & St. Paul Metropolitan
Airports Commission (Series A) (AMBAC
Insured)
5.00%                                                   01/01/30                           8,500            8,708  (f)
St. Paul Housing & Redevelopment
Authority
6.00%                                                   11/15/30                           6,000            6,461
                                                                                                           25,059

MISSISSIPPI - 0.6%
State of Mississippi
5.50%                                                   09/01/14                           7,500            8,419
State of Mississippi (Series A)
5.50%                                                   12/01/19                           2,000            2,291
                                                                                                           10,710

MISSOURI - 0.5%
Hazelwood School District (Series A)
(FGIC Insured)
5.00%                                                   03/01/24                           3,000            3,185  (f)
Missouri State Health & Educational
Facilities Authority
5.25%                                                   05/15/23                           2,300            2,430
6.00%                                                   05/15/07                           2,340            2,448
                                                                                                            8,063

NEVADA - 1.0%
County of Clark NV
5.50%                                                   07/01/20                           7,565            8,104
County of Clark NV (MBIA Insured)
5.50%                                                   07/01/30                           6,500            6,948  (f)
Las Vegas Special Improvement
District No 707 (Series A) (FSA Insured)
5.55%                                                   06/01/16                           1,880            2,021  (f)
                                                                                                           17,073

NEW JERSEY - 8.4%
Cape May County Municipal Utilities
Authority (Series A) (FSA Insured)
5.75%                                                   01/01/15 - 01/01/16                8,500            9,808  (f)
Essex County Improvement Authority
(FSA Insured)
5.25%                                                   12/15/17                          10,000           10,961  (f)
New Jersey Economic Development
Authority
5.75%                                                   06/15/29                           3,000            3,181
New Jersey State Educational
Facilities Authority
5.25%                                                   07/01/32                           2,625            2,716
New Jersey State Educational
Facilities Authority (Series A)
5.00%                                                   07/01/30                           1,750            1,857
New Jersey State Educational
Facilities Authority (Series D)
5.25%                                                   07/01/19                           4,000            4,561
New Jersey State Turnpike Authority
(AMBAC Insured)
6.50%                                                   01/01/16                           7,910            9,343  (f)
6.50%                                                   01/01/16                          42,050           49,829  (d,f)
New Jersey Transportation Trust Fund
Authority (Series C)
5.50%                                                   06/15/19 - 06/15/24               31,280           35,152  (e)
New Jersey Transportation Trust Fund
Authority (Series C) (FSA Insured)
5.75%                                                   12/15/14                           6,000            6,860  (f)
New Jersey Wastewater Treatment
Trust (Series C)
5.88%                                                   06/15/06                           5,160            5,266
6.88%                                                   06/15/08                           5,905            6,464
                                                                                                          145,998

NEW MEXICO - 1.1%
New Mexico Finance Authority (Series B)
(MBIA Insured)
5.25%                                                   06/15/20                           6,800            7,408  (f)
New Mexico Hospital Equipment Loan
Council (Series A)
5.50%                                                   08/01/25 - 08/01/30               10,750           12,033  (e)
                                                                                                           19,441

NEW YORK - 7.4%
City of New York NY (Series B)
5.25%                                                   08/01/13                           1,475            1,535
5.25%                                                   08/01/13                              25               26  (e)
5.60%                                                   08/15/06                          13,000           13,296
Municipal Assistance Corporation for
the City of New York (Series E)
5.20%                                                   07/01/08                          10,000           10,269  (e)
New York City Municipal Water
Finance Authority
5.50%                                                   06/15/33                           5,000            5,415
New York City Transitional Finance
Authority
5.50%                                                   11/01/19 - 05/01/25               17,240           18,970  (e)
5.50%                                                   05/01/25                           1,830            1,967
6.00%                                                   11/15/19                           3,750            4,231  (e)
New York City Transitional Finance
Authority (Series A)
5.30%                                                   11/15/09                           1,000            1,083  (d)
New York City Transitional Finance
Authority (Series B)
5.50%                                                   11/15/11                           1,250            1,367
6.00%                                                   11/15/10 - 11/15/11                2,545            2,872  (e)
New York City Transitional Finance
Authority (Series C)
5.50%                                                   05/01/25                              30               33  (e)
New York State Dormitory Authority
5.40%                                                   07/01/10                           8,185            8,490
New York State Dormitory Authority
(FGIC Insured)
5.00%                                                   02/01/28                           4,000            4,194  (f)
New York State Dormitory Authority
(Series A)
5.00%                                                   07/01/25                           2,550            2,696
New York State Dormitory Authority
(Series B)
5.25%                                                   11/15/23                          10,400           11,249
5.38%                                                   07/01/20                           3,695            4,059
6.50%                                                   08/15/10                           3,490            3,903
6.50%                                                   08/15/10                               5                6  (d)
New York State Dormitory Authority
(Series D)
7.00%                                                   07/01/09                           3,815            4,120  (d)
New York State Environmental
Facilities Corp.
5.50%                                                   06/15/13                          10,000           11,274
New York State Urban Development
Corp.
5.50%                                                   07/01/16                           7,000            7,268
Port Authority of New York & New
Jersey
5.00%                                                   12/01/31                          10,000           10,541
                                                                                                          128,864

NORTH CAROLINA - 1.3%
Cary NC
5.00%                                                   03/01/21                           2,400            2,584
City of Charlotte NC
5.60%                                                   06/01/20                           2,800            3,126  (e)
City of Charlotte NC (Series C)
5.00%                                                   07/01/24                           1,460            1,550
Mecklenburg County NC (Series B)
4.50%                                                   02/01/15                          14,000           14,722  (e)
                                                                                                           21,982

OHIO - 4.1%
City of Cleveland OH (MBIA Insured)
5.50%                                                   09/15/16                           5,200            5,422  (f)
Cleveland-Cuyahoga County Port
Authority (AMBAC Insured)
5.40%                                                   12/01/15                           3,500            3,663  (e,f)
Columbus OH (Series 1)
5.63%                                                   11/15/15                           7,310            8,161  (e)
County of Cuyahoga OH
6.00%                                                   01/01/32                          10,000           11,094
County of Hamilton OH (Series A)
(MBIA Insured)
5.00%                                                   12/01/19                           4,250            4,555  (f)
County of Hamilton OH (Series B)
(AMBAC Insured)
5.25%                                                   12/01/32                           7,500            7,958  (f)
Franklin County OH (Series C)
5.00%                                                   05/15/21                           2,685            2,838
5.25%                                                   05/15/24                           1,400            1,490
Ohio State Higher Educational
Facility Commission
5.20%                                                   11/01/26                           9,450           10,130
Ohio State Public Facilities
Commission (Series II) (MBIA Insured)
4.50%                                                   11/01/09                           1,500            1,502  (e,f)
Ohio State University (Series A)
5.25%                                                   12/01/11                           3,150            3,458
Ohio State Water Development
Authority
5.50%                                                   12/01/20                           5,000            5,614  (e)
State of Ohio (Series A)
4.75%                                                   06/15/18                           3,690            3,924  (e)
Steubenville OH
6.38%                                                   10/01/20                           1,660            1,845
                                                                                                           71,654

OKLAHOMA - 1.1%
Claremore Public Works Authority
(Series A) (FSA Insured)
5.25%                                                   06/01/34                           6,315            6,759  (f)
Oklahoma Transportation Authority
(Series A) (AMBAC Insured)
5.25%                                                   01/01/15                           9,125            9,948  (f)
Tulsa Industrial Authority (MBIA
Insured)
5.00%                                                   10/01/22                           2,000            2,060  (f)
                                                                                                           18,767

OREGON - 0.0%*
State of Oregon
5.88%                                                   10/01/18                             700              712

PENNSYLVANIA - 4.9%
Allegheny County Hospital
Development Authority (MBIA Insured)
5.38%                                                   12/01/25                          27,000           27,583  (f)
Montgomery County Higher Education &
Health Authority (AMBAC Insured)
5.00%                                                   10/01/09                           2,405            2,506  (f)
5.10%                                                   10/01/10                           2,670            2,784  (f)
Pennsylvania Industrial Development
Authority (AMBAC Insured)
5.50%                                                   07/01/17                           3,100            3,435  (f)
Pennsylvania State Higher
Educational Facilities Authority
5.50%                                                   07/15/38                          10,750           11,446  (e)
6.00%                                                   05/01/30                           5,000            5,504
Pennsylvania Turnpike Commission
(Series A) (AMBAC Insured)
5.00%                                                   12/01/23                           2,125            2,233  (f)
5.00%                                                   12/01/23                           2,875            2,974  (d,f)
5.25%                                                   12/01/32                           5,000            5,415  (f)
Pittsburgh Public Parking Authority
(AMBAC Insured)
5.35%                                                   12/01/10                             520              566  (e,f)
5.45%                                                   12/01/11                             440              481  (e,f)
5.55%                                                   12/01/12                           1,015            1,114  (e,f)
5.60%                                                   12/01/13                           1,125            1,237  (e,f)
5.70%                                                   12/01/14                           1,245            1,374  (e,f)
5.75%                                                   12/01/15 - 12/01/16                2,330            2,577  (e,f)
Southcentral General Authority
5.38%                                                   05/15/28                           4,100            4,558  (e)
5.38%                                                   05/15/28                             900              979  (d)
State Public School Building
Authority (FSA Insured)
5.25%                                                   06/01/27                           8,000            8,534  (f)
                                                                                                           85,300

PUERTO RICO - 1.2%
Children's Trust Fund
5.75%                                                   07/01/20                           4,520            4,820  (e)
Commonwealth of Puerto Rico (Series A)
5.50%                                                   07/01/13                           6,500            7,179
Puerto Rico Public Buildings
Authority (Series H) (FGIC Insured)
5.25%                                                   07/01/15                           8,000            8,964  (f)
                                                                                                           20,963

SOUTH CAROLINA - 6.9%
Beaufort County SC (MBIA Insured)
5.50%                                                   06/01/17 - 06/01/18                4,150            4,600  (f)
Berkeley County School District
5.25%                                                   12/01/24                          15,000           15,791
City of Greenville SC
5.13%                                                   02/01/22                           5,195            5,521
County of Charleston SC
5.90%                                                   06/01/10                           2,170            2,213  (e)
6.00%                                                   06/01/11 - 06/01/12                4,765            4,862  (e)
Dorchester County School District No 2
5.25%                                                   12/01/22                           8,075            8,531
Greenville County School District
5.25%                                                   12/01/21                           2,000            2,144
5.50%                                                   12/01/28                          16,725           18,051
Lexington County SC
5.50%                                                   11/01/13                           5,000            5,524
South Carolina State Public Service
Authority (Series B) (FSA Insured)
5.13%                                                   01/01/32                          17,000           17,778  (f)
5.50%                                                   01/01/36                           5,000            5,384  (f)
South Carolina Transportation
Infrastructure Bank (Series A) (AMBAC
Insured)
5.25%                                                   10/01/19                           9,780           10,765  (f)
South Carolina Transportation
Infrastructure Bank (Series A) (MBIA
Insured)
5.50%                                                   10/01/30                          11,000           12,037  (e,f)
South Carolina Transportation
Infrastructure Bank (Series B) (AMBAC
Insured)
5.20%                                                   10/01/22                           5,000            5,344  (f)
Town of Newberry SC
5.00%                                                   12/01/30                           2,000            2,003
                                                                                                          120,548

TENNESSEE - 0.7%
Knox County Health Educational &
Housing Facilities Board (FSA Insured)
4.22%                                                   01/01/16                          12,000            7,432  (b,f)
Knox County Health Educational &
Housing Facilities Board (Series B)
(MBIA Insured)
7.25%                                                   01/01/09                           4,500            5,034  (f)
                                                                                                           12,466

TEXAS - 5.0%
City of Austin TX
5.38%                                                   09/01/16 - 09/01/17               10,350           11,190  (e)
City of Austin TX (Series A) (AMBAC
Insured)
5.50%                                                   11/15/16                           5,450            6,204  (f)
City of Dallas TX (Series A) (AMBAC
Insured)
5.00%                                                   08/15/20                           4,675            4,857  (f)
City of Fort Worth TX
5.00%                                                   02/15/18                           2,800            2,922  (e)
City of Houston TX (FGIC Insured)
5.25%                                                   12/01/21                          20,000           21,132  (e,f)
City of Houston TX (Series B) (AMBAC
Insured)
5.75%                                                   12/01/14                           5,000            5,642  (e,f)
City of Plano TX
4.88%                                                   09/01/19                           1,500            1,594  (e)
McKinney Independent School District
5.25%                                                   02/15/20                           2,000            2,177
North Central Texas Health Facility
Development Corp.
5.13%                                                   05/15/22                           4,500            4,629
San Antonio Independent School
District (Series A)
5.38%                                                   08/15/19 - 08/15/20                6,250            6,908  (e)
Texas State Public Finance Authority
(AMBAC Insured)
5.00%                                                   08/01/17                           5,740            5,950  (e,f)
University of Houston (MBIA Insured)
5.50%                                                   02/15/30                           8,000            8,611  (f)
University of Texas
5.25%                                                   08/15/14                           5,705            6,322
                                                                                                           88,138

UTAH - 0.7%
City of Salt Lake City UT
5.13%                                                   06/15/19                           3,715            3,992
Metropolitan Water District of Salt
Lake & Sandy (Series A) (AMBAC Insured)
5.00%                                                   07/01/22 - 07/01/24                6,100            6,485  (f)
Murray UT (MBIA Insured)
4.75%                                                   05/15/20                           2,285            2,293  (f)
                                                                                                           12,770

VERMONT - 0.5%
University of Vermont & State
Agricultural College (AMBAC Insured)
5.13%                                                   10/01/27                           1,000            1,055  (f)
University of Vermont & State
Agricultural College (MBIA Insured)
5.00%                                                   10/01/35                           6,950            7,278  (f)
                                                                                                            8,333

VIRGINIA - 1.0%
Chesterfield County Industrial
Development Authority
5.88%                                                   06/01/17                           3,000            3,312
City of Norfolk VA (MBIA Insured)
5.88%                                                   11/01/20                           1,920            1,989  (f)
Fairfax County Water Authority
5.00%                                                   04/01/30                           5,275            5,564
Virginia Commonwealth Transportation
Board (Series A)
5.75%                                                   05/15/21                           1,945            2,136  (e)
Virginia Resources Authority (Series A)
5.13%                                                   11/01/34                           5,000            5,326
                                                                                                           18,327

WASHINGTON - 1.3%
King County WA
5.50%                                                   12/01/13                             970            1,093  (d)
5.50%                                                   12/01/13                           9,030           10,104
5.80%                                                   12/01/12                          10,000           10,774  (e)
                                                                                                           21,971

WEST VIRGINIA - 0.4%
West Virginia Housing Development
Fund (Series B)
5.30%                                                   05/01/24                           4,000            4,128
West Virginia Housing Development
Fund (Series C)
5.35%                                                   11/01/27                           3,135            3,238
                                                                                                            7,366

WISCONSIN - 1.0%
State of Wisconsin (Series 1) (AMBAC
Insured)
5.75%                                                   07/01/14                           2,990            3,354  (f)
5.75%                                                   07/01/14                           2,010            2,277  (e,f)
State of Wisconsin (Series A)
5.30%                                                   07/01/18                           5,800            6,310  (e)
Wisconsin State Health & Educational
Facilities Authority (MBIA Insured)
5.25%                                                   08/15/27                           5,000            5,146  (f)
                                                                                                           17,087

TOTAL INVESTMENT IN SECURITIES                                                                          1,728,281
(COST $1,635,826)

                                                                                     NUMBER
                                                                                    OF SHARES
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.5%
------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
3.83%                                                                                  8,970,888      $     8,971  (b,c)
(COST $8,971)

TOTAL INVESTMENTS                                                                                       1,737,252
(COST $1,644,797)

OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                                    7,588

                                                                                                      -----------
NET ASSETS - 100.0%                                                                                   $ 1,744,840
                                                                                                      ===========

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2005

(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $12,596 or 0.72% of net assets for the Elfun Tax-Exempt Income. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b)  Coupon amount represents effective yield.

(c) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(d) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest on such bonds. GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(e) Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(f) The security is insured by MBIA, AMBAC, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2005 (as a percentage of net assets) as follows:

     MBIA     15.8%

     AMBAC    15.1%

     FSA      10.0%

     FGIC      6.7%

*    Less than 0.1%

            Abbreviations:

AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
MBIA        Municipal Bond Investors Assurance Corporation


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 29, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  November 29, 2005